Earnings Per Share	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 16 – EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	For the years ended June 30,
	2023	2022	2021

Basic earnings per share calculation:
Numerator:
Net income attributable to common shares	$192,529	$4,455,428	$6,816,572
Denominator:
Weighted average common shares outstanding	23,153,976	20,924,683	17,279,443
Basic earnings per share attributable to common shares	$0.01	$0.21	$0.39
Diluted earnings per share calculation:
Numerator:
Net income attributable to common shares for calculating diluted earnings per share	$192,529	$4,455,428	$6,816,572
Denominator:
Weighted average common shares outstanding	23,153,976	20,924,683	17,279,443
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	-	-	179,479
RSUs	-	132,380	110,518
Shares used in computing diluted earnings per share attributable to common shares	23,153,976	21,057,063	17,569,440
Diluted earnings per share attributable to common shares	$0.01	$0.21	$0.39

For the years ended June 30, 2022 and 2023, warrants and options were out-of-the-money with no dilutive effect. For the year ended June 30, 2021, warrants were out-of-the-money with no dilutive effect.  The effects of the outstanding RSUs were anti-dilutive and excluded from the computation of diluted earnings per share for the year ended June 30, 2023.